PRO FORMA FINANCIAL INFORMATION (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 01, 2011	Aug. 02, 2011	Dec. 31, 2010 Series of Individually Immaterial Business Acquisitions	Jun. 30, 2012 Series of Individually Immaterial Business Acquisitions	Jun. 30, 2011 Series of Individually Immaterial Business Acquisitions	Jun. 30, 2012 Series of Individually Immaterial Business Acquisitions Facilities	Jun. 30, 2011 Series of Individually Immaterial Business Acquisitions	Dec. 31, 2011 Series of Individually Immaterial Business Acquisitions Facilities
Business Acquisition
Number of acquired properties						6		11
Stock issuance, shares	11,700,000	11,700,000
Business Acquisition, Pro Forma Information [Abstract]
Revenues			$ 31,386	$ 25,847	$ 25,550	$ 51,704	$ 50,963	$ 96,543
Depreciation and amortization			8,995	7,662	7,889	15,335	15,813	29,883
Net income			$ 16,737	$ 6,653	$ 6,853	$ 12,840	$ 13,502	$ 24,890
Net income per common share, basic (USD per share)			$ 0.45	$ 0.18	$ 0.19	$ 0.35	$ 0.37	$ 0.67
Net income per common share, diluted (USD per share)			$ 0.45	$ 0.18	$ 0.19	$ 0.35	$ 0.37	$ 0.67
Weighted-average number of common shares outstanding, basic (in shares)			36,840,936	37,147,942	36,884,284	37,092,683	36,870,784	36,922,458
Weighted-average number of common shares outstanding, diluted (in shares)			36,916,988	37,191,687	36,956,179	37,119,005	36,940,575	36,984,266